STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of revenues:
Salaries and benefits	$ 1,668	$ 3,520	$ 4,381
Share-based compensation	53	231	831
Materials and sub-contractors	572	756	1,082
Depreciation	309	599	960
Rentals and maintenance	233	448	689
Other	10	85	312
Total cost of revenues	2,845	5,639	8,255
Research and development, net:
Salaries and benefits	10,205	9,207	7,930
Share-based compensation	1,200	1,369	1,531
Materials and sub-contractors	1,636	2,120	1,508
Plant growth and greenhouse maintenance	405	473	730
Rentals and office maintenance	1,430	1,081	761
Depreciation	1,836	1,679	1,475
Other	437	656	819
Participation in respect of government grants	(162)	(180)	(305)
Research and development expenses	16,987	16,405	14,449
Business development:
Salaries and benefits	1,038	947	1,010
Share-based compensation	363	508	685
Travel	109	136	160
Legal	37	16	56
Other	139	89	53
Business development	1,686	1,696	1,964
General and administrative:
Salaries and benefits	1,737	1,551	1,608
Share-based compensation	628	835	1,317
Professional fees	1,065	1,228	1,200
Other	380	275	257
General and administrative expenses	3,810	3,889	4,382
Financing income:
Exchange differences, net		17	41
Interest income	2,125	2,400	2,530
Hedging instruments		7
Financing income	2,125	2,424	2,571
Financing expenses:
Bank expenses and commissions	129	155	195
Exchange differences, net	82
Change in the fair value of marketable securities	720	703	1,237
Hedging instruments	7		99
Devaluation of investment			332
Revaluation of liabilities in respect of government grants	67	33
Financial expense	$ 1,005	$ 891	$ 1,863